Segment Information (Revenue and Net Property and Equipment by Geographic Area) (Details) (USD $) In Millions	3 Months Ended									12 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010		Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Revenue, Total	$ 26,763.5	$ 26,071.4	$ 25,371.8	$ 24,437.5	$ 24,459.6	[1]	$ 24,342.8	$ 24,919.7	$ 24,780.7	$ 102,644.2	$ 98,502.8	$ 95,991.5
Property and equipment, net	1,512.2				1,468.8					1,512.2	1,468.8	1,464.5
United States [Member]
Revenue, United States										101,080.2	97,662.7	95,248.2
Property and Equipment, Net, United States	1,397.6				1,355.0					1,397.6	1,355.0	1,346.7
International [Member]
Revenue, International										1,564.0	840.1	743.3
Property and Equipment, Net, International	$ 114.6				$ 113.8					$ 114.6	$ 113.8	$ 117.8

[1]	During the fourth quarter of fiscal 2010, we recorded an out-of-period increase in income tax expense of $14.7 million related to our state provision-to-return reconciliation (of which $5.1 million pertained to the first three quarters of fiscal 2010 and $9.6 million pertained to fiscal 2009). The amounts were not material individually or in the aggregate to current or prior periods.